Document and Entity Information	0 Months Ended
Apr. 11, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 11, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Apr. 11, 2013
Document Effective Date	Apr. 11, 2013
Prospectus Date	Aug. 29, 2012
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | A
Risk/Return:
Trading Symbol	PCVAX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | B
Risk/Return:
Trading Symbol	PCVBX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | C
Risk/Return:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | R
Risk/Return:
Trading Symbol	PNVRX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | P
Risk/Return:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PVADX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | D
Risk/Return:
Trading Symbol	PNVDX